Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Estimate of Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2013 Portion at Other than Fair Value Measurement [Member] USD ($)	Mar. 31, 2013 Portion at Other than Fair Value Measurement [Member] JPY (¥)	Mar. 31, 2012 Portion at Other than Fair Value Measurement [Member] JPY (¥)
Note 18 - Financial Instruments (Details) - Carrying Amounts and Fair Value of Financial Instruments [Line Items]
Other investments	$ 40,052	¥ 3,771,262	¥ 2,938,146				$ 13,912	¥ 1,309,923	¥ 860,914	$ 13,912	¥ 1,309,923	¥ 860,914	$ 26,140	¥ 2,461,339	¥ 2,077,232
Noncurrent refundable insurance policies (other assets)	$ 680	¥ 64,020	¥ 63,282	$ 680	¥ 64,020	¥ 63,282